Submission	Sep. 11, 2026
Submission [Line Items]
Central Index Key	0001213809
Registrant Name	DYADIC INTERNATIONAL INC
Form Type	S-1
Submission Type	S-1
Fee Exhibit Type	EX-FILING FEES